UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1530

Name of Registrant: Vanguard Explorer Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments
As of January 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (97.4%)[1]
Consumer Discretionary (15.4%)
	DeVry Inc.	765,356	46,733
*	DreamWorks Animation SKG Inc. Class A	918,600	35,770
*	LKQ Corp.	1,781,610	33,405
*	WMS Industries Inc.	887,071	32,893
*	TRW Automotive Holdings Corp.	1,392,689	32,074
*	GameStop Corp. Class A	1,577,165	31,181
*	Warnaco Group Inc.	769,986	29,814
*	MGM Mirage	2,614,800	28,920
*	Penske Auto Group Inc.	1,973,020	27,741
*	O'Reilly Automotive Inc.	714,982	27,026
*	Urban Outfitters Inc.	806,433	25,459
*	Tractor Supply Co.	498,385	25,154
*	Tenneco Inc.	1,347,927	23,831
*	Childrens Place Retail Stores Inc.	697,624	22,184
	Service Corp. International	2,819,700	21,627
	Autoliv Inc.	501,500	21,469
*	NVR Inc.	31,044	21,238
	Mattel Inc.	1,062,500	20,953
*	Life Time Fitness Inc.	839,210	20,099
	Gentex Corp.	1,017,540	19,506
*	ArvinMeritor Inc.	1,937,100	18,771
*	Texas Roadhouse Inc. Class A	1,604,746	18,663
	Jarden Corp.	610,513	18,608
*	Aeropostale Inc.	557,629	18,340
*,^ Talbots Inc.		1,610,990	18,140
	Aaron's Inc.	645,100	17,972
*	Capella Education Co.	244,472	17,939
*	Lumber Liquidators Holdings Inc.	741,874	17,568
*,^ NetFlix Inc.		269,135	16,754
	American Eagle Outfitters Inc.	1,028,230	16,339
*	Interpublic Group of Cos. Inc.	2,476,969	16,001
*	Bally Technologies Inc.	364,571	14,463
	Monro Muffler Brake Inc.	388,850	13,306
*	Cheesecake Factory Inc.	593,293	12,542
	Hasbro Inc.	407,400	12,446
*	priceline.com Inc.	63,550	12,415
	Phillips-Van Heusen Corp.	295,300	11,602
*	JOS A Bank Clothiers Inc.	272,240	11,410
	Nordstrom Inc.	326,800	11,288
*	Gymboree Corp.	288,700	11,262
	Williams-Sonoma Inc.	579,310	10,995
	CKE Restaurants Inc.	1,309,650	10,949
*	ITT Educational Services Inc.	112,100	10,859
*	Brink's Home Security Holdings Inc.	259,520	10,640
	Polaris Industries Inc.	234,100	10,350
*	Dick's Sporting Goods Inc.	444,320	9,939
*	Tempur-Pedic International Inc.	390,022	9,708
	Leggett & Platt Inc.	531,430	9,704
	Darden Restaurants Inc.	261,630	9,670

	Cracker Barrel Old Country Store Inc.	251,939	9,312
*	CEC Entertainment Inc.	280,103	9,297
*	Career Education Corp.	410,100	8,920
*	Fossil Inc.	258,009	8,424
*,^ Liz Claiborne Inc.		1,713,600	8,345
	Abercrombie & Fitch Co.	258,200	8,144
	Strayer Education Inc.	36,750	7,636
*	OfficeMax Inc.	564,900	7,327
*	Kohl's Corp.	143,114	7,209
*	Penn National Gaming Inc.	266,920	7,202
	Guess? Inc.	179,230	7,117
	John Wiley & Sons Inc. Class A	163,138	6,811
*	K12 Inc.	340,351	6,804
	Tiffany & Co.	165,437	6,718
	Matthews International Corp. Class A	177,500	6,008
	Cablevision Systems Corp. Class A	233,450	5,986
*	DSW Inc. Class A	246,200	5,933
*	Panera Bread Co. Class A	81,600	5,828
*	Big Lots Inc.	204,900	5,821
	Ross Stores Inc.	124,598	5,723
*	Kirkland's Inc.	366,463	5,666
*	Dollar Tree Inc.	111,881	5,540
	Cato Corp. Class A	257,276	5,261
*	Steven Madden Ltd.	130,947	5,256
*	Jo-Ann Stores Inc.	145,743	5,104
*	Valassis Communications Inc.	243,014	5,086
	Tupperware Brands Corp.	116,393	4,942
	Jones Apparel Group Inc.	337,370	4,872
*	Wet Seal Inc. Class A	1,452,200	4,865
*	Collective Brands Inc.	237,000	4,664
	Finish Line Inc. Class A	419,573	4,653
	Genuine Parts Co.	121,300	4,571
	Coach Inc.	130,000	4,534
	Regis Corp.	284,170	4,527
*	Dress Barn Inc.	184,600	4,345
	Big 5 Sporting Goods Corp.	288,475	4,215
*	HSN Inc.	218,300	4,178
*	Sally Beauty Holdings Inc.	488,058	4,070
*	Timberland Co. Class A	235,982	4,059
	Cooper Tire & Rubber Co.	231,443	3,941
	Foot Locker Inc.	299,320	3,379
*	Genesco Inc.	141,600	3,339
*	Corinthian Colleges Inc.	224,500	3,143
^	Buckle Inc.	100,002	3,034
*	Denny's Corp.	1,247,000	3,018
	RadioShack Corp.	150,400	2,936
*	BJ's Restaurants Inc.	136,200	2,879
*	PF Chang's China Bistro Inc.	72,648	2,804
*	Buffalo Wild Wings Inc.	58,900	2,757
	Harte-Hanks Inc.	260,850	2,755
*	Carter's Inc.	96,685	2,500
*	True Religion Apparel Inc.	117,710	2,273
*	Standard Motor Products Inc.	283,196	2,220
*	Maidenform Brands Inc.	147,454	2,204
*	DineEquity Inc.	87,960	2,000
*	Citi Trends Inc.	63,538	1,978
*	FGX International Holdings Ltd.	100,000	1,965
*	Stein Mart Inc.	232,036	1,833

*	Knology Inc.	163,426	1,785
	Unifirst Corp.	34,144	1,715
*	Carrols Restaurant Group Inc.	250,568	1,581
	Cinemark Holdings Inc.	111,000	1,574
*	Retail Ventures Inc.	189,756	1,571
*,^ Overstock.com Inc.		127,305	1,510
^	Barnes & Noble Inc.	80,600	1,409
*	LodgeNet Interactive Corp.	249,662	1,366
*	HOT Topic Inc.	229,946	1,322
*	Group 1 Automotive Inc.	40,000	1,160
	American Greetings Corp. Class A	57,602	1,064
	Thor Industries Inc.	33,300	1,057
*	Sonic Corp.	116,153	979
	MDC Holdings Inc.	28,730	965
*	Isle of Capri Casinos Inc.	115,281	928
*	Universal Electronics Inc.	37,796	898
	World Wrestling Entertainment Inc. Class A	50,394	806
	Brinker International Inc.	46,157	753
	Stage Stores Inc.	56,696	733
	Books-A-Million Inc.	113,811	725
*	Caribou Coffee Co. Inc.	99,469	719
*	Red Robin Gourmet Burgers Inc.	37,700	695
	CPI Corp.	51,473	693
*	Smith & Wesson Holding Corp.	171,549	679
*	AutoNation Inc.	36,800	662
*	G-III Apparel Group Ltd.	37,900	660
*	Goodyear Tire & Rubber Co.	48,000	640
*	Dorman Products Inc.	38,540	595
	Men's Wearhouse Inc.	29,100	586
	Sturm Ruger & Co. Inc.	55,549	579
	Wolverine World Wide Inc.	21,700	574
*,^ China Automotive Systems Inc.		35,100	569
*	O'Charleys Inc.	74,601	552
*	Dolan Media Co.	55,100	544
	Systemax Inc.	28,300	496
*	Destination Maternity Corp.	18,478	450
*	Core-Mark Holding Co. Inc.	14,076	420
*	Famous Dave's Of America Inc.	65,235	408
*	AFC Enterprises Inc.	49,244	404
*	Papa John's International Inc.	17,100	404
*	Lincoln Educational Services Corp.	18,700	387
	National CineMedia Inc.	24,991	374
	PetSmart Inc.	13,900	358
*	Hanesbrands Inc.	13,300	306
*	Domino's Pizza Inc.	20,917	236
*	California Pizza Kitchen Inc.	14,048	194
	National Presto Industries Inc.	1,625	186
*	Sonic Automotive Inc. Class A	18,400	176
*	CROCS Inc.	22,300	164
*	Einstein Noah Restaurant Group Inc.	12,800	151
*	Chico's FAS Inc.	11,700	149
	WABCO Holdings Inc.	5,300	137
*	Ulta Salon Cosmetics & Fragrance Inc.	6,700	130
	Oxford Industries Inc.	6,500	116
	Choice Hotels International Inc.	2,800	89
*	Outdoor Channel Holdings Inc.	16,200	82
*	99 Cents Only Stores	5,700	74
	Frisch's Restaurants Inc.	3,000	72

	Sport Supply Group Inc.	5,700	68
*	Carmike Cinemas Inc.	9,100	66
*,^ Conn's Inc.		11,300	64
	Wyndham Worldwide Corp.	3,000	63
*	CTC Media Inc.	4,500	61
	Weight Watchers International Inc.	2,100	61
*	Mediacom Communications Corp. Class A	9,135	38
*	Deckers Outdoor Corp.	200	20
	Haverty Furniture Cos. Inc.	383	5
*	Midas Inc.	263	2
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	8,183	—
			1,270,710
Consumer Staples (3.4%)
	Ruddick Corp.	1,272,960	36,088
	Herbalife Ltd.	860,440	33,428
	Nu Skin Enterprises Inc. Class A	1,187,750	27,603
*	NBTY Inc.	509,100	22,670
*	United Natural Foods Inc.	794,104	21,528
	Pricesmart Inc.	1,008,170	20,174
*	Constellation Brands Inc. Class A	1,155,670	18,583
*	Energizer Holdings Inc.	301,100	16,711
	Lancaster Colony Corp.	246,962	13,472
*	BJ's Wholesale Club Inc.	366,700	12,391
*	Smithfield Foods Inc.	539,400	8,123
	Diamond Foods Inc.	212,201	7,622
*	Revlon Inc. Class A	488,549	7,529
*	Green Mountain Coffee Roasters Inc.	66,100	5,607
*	American Italian Pasta Co.	122,267	4,189
	Andersons Inc.	117,039	3,158
	Coca-Cola Bottling Co. Consolidated	56,449	2,849
*	Boston Beer Co. Inc. Class A	61,158	2,804
*	Darling International Inc.	293,700	2,288
*	Orchids Paper Products Co.	124,024	2,286
	Casey's General Stores Inc.	71,300	2,188
	Spartan Stores Inc.	158,220	2,142
	Sanderson Farms Inc.	41,700	1,949
*	Bare Escentuals Inc.	69,500	1,263
*,^ American Oriental Bioengineering Inc.		295,330	1,190
	Weis Markets Inc.	33,177	1,178
*	Diedrich Coffee Inc.	32,473	1,124
*	Medifast Inc.	63,107	1,051
*	Prestige Brands Holdings Inc.	131,701	1,023
*	Whole Foods Market Inc.	35,200	958
*	Nature's Sunshine Products Inc.	90,930	751
*	Overhill Farms Inc.	156,243	689
	Schiff Nutrition International Inc.	74,500	596
	Calavo Growers Inc.	21,100	354
	Inter Parfums Inc.	6,554	87
	J&J Snack Foods Corp.	2,000	84
*,^ American Dairy Inc.		3,400	79
*	Nutraceutical International Corp.	5,982	78
	B&G Foods Inc. Class A	7,400	66
*	Susser Holdings Corp.	3,100	27
*	Cagle's Inc. Class A	5,000	22
			286,002
Energy (4.8%)
	Core Laboratories NV	269,890	31,564

*	Ultra Petroleum Corp.	530,460	24,369
*	Atwood Oceanics Inc.	630,260	21,126
	Niko Resources Ltd.	212,040	19,581
	Frontier Oil Corp.	1,548,700	19,297
*	Petrohawk Energy Corp.	827,620	18,481
*	Clean Energy Fuels Corp.	989,500	16,564
*	Comstock Resources Inc.	423,400	16,508
*	Tesco Corp.	1,213,897	15,866
	Massey Energy Co.	404,520	15,582
*	Oceaneering International Inc.	263,659	14,422
	CARBO Ceramics Inc.	215,319	14,194
*	Southwestern Energy Co.	298,080	12,782
*	Global Industries Ltd.	1,812,879	12,636
	World Fuel Services Corp.	465,206	11,179
	EXCO Resources Inc.	602,050	10,560
*	Brigham Exploration Co.	789,040	10,289
	St. Mary Land & Exploration Co.	310,195	9,939
*	Dresser-Rand Group Inc.	330,904	9,788
*	Whiting Petroleum Corp.	139,473	9,283
*	Rex Energy Corp.	673,162	8,340
*	Dril-Quip Inc.	150,150	7,881
*	Oil States International Inc.	191,170	7,043
*	Venoco Inc.	602,153	6,943
	Holly Corp.	249,600	6,514
*	Weatherford International Ltd.	398,454	6,248
*	Tetra Technologies Inc.	392,333	4,104
*	Helix Energy Solutions Group Inc.	377,250	4,003
	Tesoro Corp./Texas	310,700	3,884
*	Unit Corp.	75,733	3,449
*	Arena Resources Inc.	77,000	2,952
*	James River Coal Co.	175,900	2,753
*	Rowan Cos. Inc.	110,800	2,380
*	Gulfmark Offshore Inc.	91,200	2,239
*	International Coal Group Inc.	581,150	2,075
*	Willbros Group Inc.	99,800	1,526
*	ATP Oil & Gas Corp.	94,507	1,367
*	Cal Dive International Inc.	174,200	1,226
*	Alpha Natural Resources Inc.	27,155	1,103
*	Gulfport Energy Corp.	90,301	934
	Ship Finance International Ltd.	59,700	864
*	Geokinetics Inc.	85,934	842
*	PHI Inc.	32,547	633
*	Matrix Service Co.	55,800	563
*	Warren Resources Inc.	226,693	524
*	Westmoreland Coal Co.	50,619	519
*	Endeavour International Corp.	443,000	407
*,^ Isramco Inc.		4,220	277
*	TGC Industries Inc.	58,642	235
*	Cloud Peak Energy Inc.	12,400	167
*	Bolt Technology Corp.	12,627	126
*,^ Evergreen Energy Inc.		365,764	106
*	Trico Marine Services Inc.	17,394	61
*	Pioneer Drilling Co.	3,500	28
	Golar LNG Energy Ltd.	714	1
			396,327
Exchange-Traded Funds (1.6%)
^,2 Vanguard Small-Cap ETF		1,165,083	64,569

^,2 Vanguard Small-Cap Growth ETF		713,200	41,135
^	iShares Russell 2000 Index Fund	472,000	28,409
			134,113
Financials (6.7%)
*	Jefferies Group Inc.	1,269,063	32,412
	Cash America International Inc.	828,800	31,155
	Discover Financial Services	2,154,777	29,477
	Assured Guaranty Ltd.	1,049,892	23,791
	Comerica Inc.	671,600	23,177
*	Stifel Financial Corp.	418,675	21,897
	Huntington Bancshares Inc.	3,945,912	18,901
	Redwood Trust Inc.	1,277,300	18,265
	Lazard Ltd. Class A	448,140	17,271
*	NASDAQ OMX Group Inc.	954,200	17,166
	MFA Financial Inc.	2,184,650	16,079
	Och-Ziff Capital Management Group LLC Class A	1,153,850	15,612
	LaSalle Hotel Properties	736,600	14,842
*	Affiliated Managers Group Inc.	232,740	14,097
	Umpqua Holdings Corp.	1,036,900	12,816
	Waddell & Reed Financial Inc.	378,300	11,852
*	Navigators Group Inc.	275,304	11,747
	Wintrust Financial Corp.	336,050	11,674
	MB Financial Inc.	574,500	11,651
	U-Store-It Trust	1,671,053	11,564
	Endurance Specialty Holdings Ltd.	296,520	10,681
	RenaissanceRe Holdings Ltd.	182,900	9,909
*	BR Malls Participacoes SA	809,900	8,808
*	SLM Corp.	729,600	7,683
	Invesco Ltd.	389,154	7,511
	XL Capital Ltd. Class A	446,618	7,490
	Cullen/Frost Bankers Inc.	144,400	7,411
	SEI Investments Co.	396,300	7,018
	Federated Investors Inc. Class B	255,500	6,485
	Prosperity Bancshares Inc.	156,000	6,290
	BOK Financial Corp.	111,627	5,292
*	Signature Bank	148,820	5,146
	QC Holdings Inc.	761,809	4,685
*	Dollar Financial Corp.	193,035	4,353
*	Ezcorp Inc. Class A	229,116	4,161
*	Symetra Financial Corp.	319,300	4,103
*	St. Joe Co.	151,966	3,951
*	MSCI Inc. Class A	129,229	3,820
	Moody's Corp.	129,851	3,583
	Advance America Cash Advance Centers Inc.	731,863	3,535
*	Credit Acceptance Corp.	65,983	3,512
	Popular Inc.	1,608,977	3,459
	Duff & Phelps Corp. Class A	200,000	3,248
*	Broadpoint Gleacher Securities Inc.	799,325	3,237
*	TD Ameritrade Holding Corp.	180,364	3,203
*	CB Richard Ellis Group Inc. Class A	251,049	3,088
	Validus Holdings Ltd.	112,500	2,981
	Westamerica Bancorporation	53,105	2,952
	Digital Realty Trust Inc.	60,478	2,903
	Amtrust Financial Services Inc.	227,693	2,725
	Nelnet Inc. Class A	161,649	2,698
	Reinsurance Group of America Inc. Class A	48,893	2,382
	Calamos Asset Management Inc. Class A	164,300	2,128

City Holding Co.	67,101	2,109
Associated Estates Realty Corp.	173,385	2,048
Mid-America Apartment Communities Inc.	43,300	2,032
DuPont Fabros Technology Inc.	117,610	1,955
* Encore Capital Group Inc.	94,019	1,483
* Cardtronics Inc.	133,530	1,454
Equity Lifestyle Properties Inc.	27,900	1,348
* First Cash Financial Services Inc.	58,300	1,331
Highwoods Properties Inc.	41,500	1,254
PS Business Parks Inc.	24,268	1,162
Rayonier Inc.	27,500	1,153
* Penson Worldwide Inc.	124,900	1,052
Sun Communities Inc.	56,600	1,025
FBL Financial Group Inc. Class A	49,000	879
Getty Realty Corp.	38,635	833
* Safeguard Scientifics Inc.	71,400	773
^ Life Partners Holdings Inc.	35,700	710
Trustco Bank Corp.	117,200	703
Southside Bancshares Inc.	34,343	683
BGC Partners Inc. Class A	155,370	632
Eaton Vance Corp.	21,700	625
GAMCO Investors Inc.	13,933	572
Student Loan Corp.	11,094	503
Suffolk Bancorp	17,500	472
Potlatch Corp.	15,200	467
First Financial Bankshares Inc.	7,300	387
LTC Properties Inc.	15,000	381
* American Safety Insurance Holdings Ltd.	23,256	320
First Mercury Financial Corp.	18,557	243
Rewards Network Inc.	14,430	186
* International Assets Holding Corp.	11,207	167
Great Southern Bancorp Inc.	4,384	98
MarketAxess Holdings Inc.	6,700	91
Capitol Federal Financial	2,401	78
First of Long Island Corp.	3,100	75
GFI Group Inc.	13,900	68
United Financial Bancorp Inc.	4,922	65
Ames National Corp.	3,471	64
Kearny Financial Corp.	6,404	62
Arrow Financial Corp.	2,382	62
Transatlantic Holdings Inc.	1,200	60
Park National Corp.	1,000	55
* Hallmark Financial Services	6,510	51
US Global Investors Inc. Class A	4,100	39
Enterprise Bancorp Inc.	1,000	10
JMP Group Inc.	1,320	10
NYMAGIC Inc.	103	2
		555,709
Health Care (18.9%)
* Edwards Lifesciences Corp.	497,000	44,541
* Bruker Corp.	3,389,990	41,595
* Regeneron Pharmaceuticals Inc.	1,545,824	41,212
Cooper Cos. Inc.	1,106,730	39,090
* ResMed Inc.	737,605	37,721
* Health Management Associates Inc. Class A	5,262,080	34,940
* Mettler-Toledo International Inc.	337,809	32,926
* QIAGEN NV	1,492,500	32,477

*	ICON PLC ADR	1,264,001	31,398
*	Nektar Therapeutics	2,743,400	31,330
*	Henry Schein Inc.	569,800	30,798
*	Community Health Systems Inc.	898,310	29,303
*	Seattle Genetics Inc.	2,797,404	28,869
	DENTSPLY International Inc.	860,100	28,839
*	King Pharmaceuticals Inc.	2,395,600	28,771
*	Bio-Rad Laboratories Inc. Class A	280,809	26,166
*	IDEXX Laboratories Inc.	484,555	25,434
	Omnicare Inc.	1,009,900	25,248
*	Haemonetics Corp.	444,022	25,136
*	BioMarin Pharmaceutical Inc.	1,228,012	23,860
*	Lincare Holdings Inc.	632,949	23,305
*	Alkermes Inc.	2,054,300	22,474
	Beckman Coulter Inc.	341,580	22,329
*	Cephalon Inc.	325,300	20,767
*	Alexion Pharmaceuticals Inc.	445,334	20,650
*	Parexel International Corp.	1,053,950	20,383
	Hikma Pharmaceuticals PLC	2,278,387	19,893
*	Varian Medical Systems Inc.	387,455	19,485
*	Salix Pharmaceuticals Ltd.	616,560	18,041
*	Exelixis Inc.	2,701,300	17,910
*	Align Technology Inc.	948,700	17,788
*	Impax Laboratories Inc.	1,332,624	17,724
*,^ Amedisys Inc.		318,803	17,518
*	Wright Medical Group Inc.	973,782	17,411
*	Kindred Healthcare Inc.	990,744	16,753
*	Health Net Inc.	683,700	16,587
*	Coventry Health Care Inc.	660,200	15,105
*	Brookdale Senior Living Inc.	808,300	14,751
*	Patterson Cos. Inc.	510,550	14,581
*	SXC Health Solutions Corp.	308,733	14,547
*	Amylin Pharmaceuticals Inc.	808,500	14,537
*	Covance Inc.	242,307	14,080
*	Isis Pharmaceuticals Inc.	1,261,549	14,079
*	Sirona Dental Systems Inc.	422,875	13,604
	Pharmaceutical Product Development Inc.	579,800	13,544
*	Onyx Pharmaceuticals Inc.	466,850	13,427
*	Masimo Corp.	477,050	13,243
*,^ Cadence Pharmaceuticals Inc.		1,291,700	12,865
*	Kinetic Concepts Inc.	302,656	12,497
*	Orthovita Inc.	3,430,703	12,488
*	PSS World Medical Inc.	607,500	12,466
*	Par Pharmaceutical Cos. Inc.	450,800	11,865
*	ICU Medical Inc.	331,650	11,535
*	Targacept Inc.	518,058	10,853
*	VCA Antech Inc.	426,330	10,825
*	Volcano Corp.	543,200	10,761
*	IPC The Hospitalist Co. Inc.	308,724	10,494
*	Martek Biosciences Corp.	474,643	10,224
*	MWI Veterinary Supply Inc.	264,143	9,969
*	Endo Pharmaceuticals Holdings Inc.	493,500	9,924
*	Warner Chilcott PLC Class A	349,850	9,561
*	Luminex Corp.	700,400	9,476
*	United Therapeutics Corp.	154,662	9,213
*	Millipore Corp.	132,400	9,132
	West Pharmaceutical Services Inc.	245,700	8,926
*	Inverness Medical Innovations Inc.	198,611	8,018

	Invacare Corp.	303,278	7,594
*	RehabCare Group Inc.	258,518	7,513
	Perrigo Co.	168,650	7,468
	Universal Health Services Inc. Class B	249,204	7,267
*	Mednax Inc.	127,000	7,221
*	American Medical Systems Holdings Inc.	368,100	7,068
*	Valeant Pharmaceuticals International	204,500	6,845
	Quality Systems Inc.	129,450	6,672
*	ABIOMED Inc.	840,000	6,653
*	Emergency Medical Services Corp. Class A	124,218	6,523
*	Life Technologies Corp.	129,780	6,451
*	Human Genome Sciences Inc.	242,772	6,426
*	Catalyst Health Solutions Inc.	161,747	6,362
*	Zimmer Holdings Inc.	110,987	6,251
*	Immunogen Inc.	890,132	6,222
	PerkinElmer Inc.	280,548	5,650
*	Watson Pharmaceuticals Inc.	146,560	5,624
*	Express Scripts Inc.	62,474	5,239
*	Dionex Corp.	73,200	5,113
	STERIS Corp.	191,920	5,005
*	HMS Holdings Corp.	101,885	4,594
*	Healthsouth Corp.	251,865	4,536
*	Eurand NV	393,769	4,351
*	PharMerica Corp.	232,483	3,785
*	Medivation Inc.	113,391	3,775
	PDL BioPharma Inc.	587,200	3,758
*	Orthofix International NV	121,600	3,664
	Chemed Corp.	77,300	3,594
	Medicis Pharmaceutical Corp. Class A	150,300	3,473
*	Odyssey HealthCare Inc.	229,741	3,373
*	Durect Corp.	1,545,600	3,354
*	Savient Pharmaceuticals Inc.	253,974	3,258
*	NuVasive Inc.	114,512	3,161
*	Medicines Co.	369,020	3,059
*	Hi-Tech Pharmacal Co. Inc.	141,400	3,046
*	Cyberonics Inc.	162,500	3,045
*	Corvel Corp.	100,188	3,022
*	Facet Biotech Corp.	187,562	2,954
*	Cambrex Corp.	520,845	2,802
	Cantel Medical Corp.	143,052	2,758
*	Tenet Healthcare Corp.	497,100	2,754
*	Cypress Bioscience Inc.	528,950	2,724
*	Centene Corp.	141,000	2,714
*	Accelrys Inc.	466,409	2,654
*	BioScrip Inc.	353,011	2,566
*	Gentiva Health Services Inc.	97,332	2,486
	Atrion Corp.	17,467	2,466
*	AMN Healthcare Services Inc.	270,300	2,352
	Techne Corp.	35,300	2,316
*	athenahealth Inc.	50,306	1,979
*	MedAssets Inc.	95,000	1,923
*	Air Methods Corp.	60,209	1,841
*	Questcor Pharmaceuticals Inc.	396,361	1,796
*	Amsurg Corp. Class A	83,180	1,756
*	Cepheid Inc.	119,100	1,750
*	Providence Service Corp.	127,286	1,634
*	Micromet Inc.	201,583	1,566
*,^ Cell Therapeutics Inc.		1,400,900	1,555

*	Sciclone Pharmaceuticals Inc.	548,473	1,448
*	Affymetrix Inc.	269,774	1,424
*	Continucare Corp.	280,386	1,357
	America Service Group Inc.	77,522	1,192
*	Santarus Inc.	232,000	1,097
*	Harvard Bioscience Inc.	300,261	1,036
*	Symmetry Medical Inc.	94,000	838
*	Quadramed Corp.	76,300	640
*	Immunomedics Inc.	185,500	621
*	Medical Action Industries Inc.	44,150	599
	Ensign Group Inc.	29,200	499
*	Auxilium Pharmaceuticals Inc.	17,500	493
*	Bio-Reference Labs Inc.	12,917	488
*	Lannett Co. Inc.	81,537	477
*,^ NovaMed Inc.		114,978	475
*,^ Novavax Inc.		218,122	473
*	LHC Group Inc.	15,237	469
*	Genomic Health Inc.	27,900	461
*	Allied Healthcare International Inc.	165,859	443
*	Kensey Nash Corp.	18,200	441
*	ISTA Pharmaceuticals Inc.	118,496	431
*	SIGA Technologies Inc.	61,900	386
*	Kendle International Inc.	18,100	366
*	MAP Pharmaceuticals Inc.	24,400	366
*,^ Virtual Radiologic Corp.		34,011	360
*	BioDelivery Sciences International Inc.	94,279	334
*	SuperGen Inc.	120,100	325
*,^ Hemispherx Biopharma Inc.		473,400	312
*	US Physical Therapy Inc.	18,700	293
*	Cumberland Pharmaceuticals Inc.	23,385	278
*,^ OXiGENE Inc.		247,648	275
*	Arqule Inc.	77,400	250
*	Quidel Corp.	18,600	247
*	Enzon Pharmaceuticals Inc.	22,800	227
*	RadNet Inc.	85,096	187
*	Insmed Inc.	221,100	184
*	Triple-S Management Corp. Class B	7,772	129
*	Neurocrine Biosciences Inc.	51,253	120
*	Chelsea Therapeutics International Inc.	38,371	99
*	Curis Inc.	46,000	95
*,^ Cardium Therapeutics Inc.		118,989	92
	Advocat Inc.	13,431	91
*	AMICAS Inc.	16,600	89
*	OncoGenex Pharmaceutical Inc.	6,200	88
*	Inspire Pharmaceuticals Inc.	15,700	87
*	Home Diagnostics Inc.	10,391	64
*	Cytokinetics Inc.	18,100	55
	Young Innovations Inc.	2,043	47
*	Cardiovascular Systems Inc.	4,802	20
*	Dynacq Healthcare Inc.	4,900	15
*	Mediware Information Systems	1,900	14
*	Sangamo Biosciences Inc.	1,200	7
*	Synta Pharmaceuticals Corp.	1,333	6
			1,563,533
Industrials (14.5%)
	MSC Industrial Direct Co. Class A	1,173,640	50,690
	Equifax Inc.	1,128,784	36,121

* Stericycle Inc.	654,150	34,624
Kennametal Inc.	1,293,970	31,676
* Genesee & Wyoming Inc. Class A	980,330	28,890
* Clean Harbors Inc.	424,065	24,282
* SunPower Corp. Class B	1,306,836	24,268
Lennox International Inc.	624,400	23,865
* Beacon Roofing Supply Inc.	1,372,423	23,057
UTi Worldwide Inc.	1,654,121	22,711
* Continental Airlines Inc. Class B	1,203,980	22,141
* EnerSys	1,132,140	22,065
Gardner Denver Inc.	546,600	21,782
Watsco Inc.	440,810	21,141
* GeoEye Inc.	812,220	20,850
Landstar System Inc.	554,315	20,116
* Advisory Board Co.	617,280	19,932
* Spirit Aerosystems Holdings Inc. Class A	896,400	19,228
* Atlas Air Worldwide Holdings Inc.	498,421	18,277
* Chicago Bridge & Iron Co. NV	866,175	17,575
* US Airways Group Inc.	3,260,800	17,315
* JetBlue Airways Corp.	3,442,730	17,007
Dun & Bradstreet Corp.	214,820	16,964
Con-way Inc.	591,170	16,919
* Resources Connection Inc.	909,230	16,239
AMETEK Inc.	443,270	16,153
Belden Inc.	702,430	16,036
* DigitalGlobe Inc.	674,380	15,868
* HUB Group Inc. Class A	657,400	15,850
* RBC Bearings Inc.	680,494	15,815
WW Grainger Inc.	151,000	14,991
* United Stationers Inc.	264,665	14,440
* Canadian Solar Inc.	679,000	14,347
* Corrections Corp. of America	759,944	14,219
* Navistar International Corp.	373,296	13,808
Healthcare Services Group Inc.	661,920	13,569
* TrueBlue Inc.	921,480	13,371
Flowserve Corp.	146,650	13,223
* Owens Corning	510,292	13,130
* Teledyne Technologies Inc.	350,200	13,048
Ritchie Bros Auctioneers Inc.	619,310	13,018
Knight Transportation Inc.	689,280	12,476
Gamesa Corp. Tecnologica SA	846,330	12,283
Woodward Governor Co.	478,700	12,173
* Kirby Corp.	364,500	11,824
* IHS Inc. Class A	228,050	11,731
* EnerNOC Inc.	365,020	11,367
* AerCap Holdings NV	1,285,946	11,252
* American Superconductor Corp.	288,050	10,952
Robert Half International Inc.	396,946	10,686
* RailAmerica Inc.	807,920	10,212
Toro Co.	259,500	10,108
McGrath Rentcorp	457,238	9,634
Deluxe Corp.	484,700	9,020
* II-VI Inc.	291,900	7,805
Granite Construction Inc.	252,100	7,785
Applied Industrial Technologies Inc.	345,400	7,530
* Exponent Inc.	261,872	7,047
* Towers Watson & Co. Class A	156,400	6,824
* Ingersoll-Rand PLC	205,000	6,654

* Avis Budget Group Inc.	608,800	6,587
* Hawaiian Holdings Inc.	1,087,952	6,462
Crane Co.	209,890	6,406
Mine Safety Appliances Co.	259,570	6,253
Heartland Express Inc.	439,570	6,106
* Thomas & Betts Corp.	178,199	6,016
* SYKES Enterprises Inc.	237,450	5,694
Bucyrus International Inc. Class A	108,200	5,668
* EMCOR Group Inc.	227,200	5,466
* Flow International Corp.	1,589,318	5,420
* ICF International Inc.	224,600	5,258
Hubbell Inc. Class B	118,100	5,085
* Mobile Mini Inc.	358,990	5,044
* Kadant Inc.	312,245	4,752
* McDermott International Inc.	189,718	4,481
Carlisle Cos. Inc.	125,020	4,191
* LaBarge Inc.	376,445	4,133
Copa Holdings SA Class A	77,697	4,039
* Alliant Techsystems Inc.	49,800	3,933
Curtiss-Wright Corp.	121,561	3,715
* AirTran Holdings Inc.	763,183	3,679
American Ecology Corp.	226,800	3,595
* Esterline Technologies Corp.	90,800	3,429
* ATC Technology Corp./IL	145,870	3,190
TransDigm Group Inc.	64,600	3,118
VSE Corp.	60,105	3,046
* Chart Industries Inc.	174,000	2,807
* Michael Baker Corp.	70,600	2,754
* Allegiant Travel Co. Class A	53,382	2,733
* Trex Co. Inc.	176,500	2,722
Apogee Enterprises Inc.	191,946	2,641
Goodrich Corp.	41,000	2,538
* FTI Consulting Inc.	60,019	2,488
* Korn/Ferry International	165,000	2,442
Pall Corp.	70,800	2,440
Cubic Corp.	54,630	2,133
Brink's Co.	90,000	2,104
* CRA International Inc.	78,991	2,050
* Orion Marine Group Inc.	107,046	2,026
AZZ Inc.	63,433	1,908
* Powell Industries Inc.	64,668	1,889
* APAC Customer Services Inc.	352,920	1,828
Knoll Inc.	151,494	1,706
AAON Inc.	77,400	1,594
* GenCorp Inc.	262,345	1,469
Ampco-Pittsburgh Corp.	56,076	1,432
* MasTec Inc.	115,500	1,419
* Tetra Tech Inc.	55,700	1,261
Standard Register Co.	235,372	1,252
* WESCO International Inc.	45,000	1,247
ABM Industries Inc.	63,761	1,238
* Armstrong World Industries Inc.	31,400	1,144
* Kforce Inc.	77,367	1,034
HNI Corp.	38,200	956
* DynCorp International Inc. Class A	77,100	926
* Sterling Construction Co. Inc.	46,400	883
* Geo Group Inc.	47,025	870
* GP Strategies Corp.	117,140	867

*	AAR Corp.	37,000	857
*	Alaska Air Group Inc.	27,300	856
*	Air Transport Services Group Inc.	358,200	827
*	North American Galvanizing & Coating Inc.	136,534	691
	G&K Services Inc. Class A	26,605	665
	Diamond Management & Technology Consultants Inc. Class A	85,201	630
^	Primoris Services Corp.	77,200	627
	Graham Corp.	38,618	613
*	EnPro Industries Inc.	23,900	582
*	GrafTech International Ltd.	42,940	539
*	USA Truck Inc.	39,535	488
*	Colfax Corp.	42,500	479
*	CBIZ Inc.	49,640	360
	Applied Signal Technology Inc.	18,600	331
	Rollins Inc.	16,200	319
*	On Assignment Inc.	44,400	310
	Raven Industries Inc.	10,430	298
*	Trimas Corp.	49,106	291
*	Power-One Inc.	87,600	278
	SIFCO Industries Inc.	19,298	243
*	Hill International Inc.	29,200	172
	CDI Corp.	12,650	163
	Valmont Industries Inc.	2,300	160
*	COMSYS IT Partners Inc.	12,431	157
	Herman Miller Inc.	8,400	142
	Preformed Line Products Co.	3,696	133
	Portec Rail Products Inc.	9,900	108
*	ICT Group Inc.	6,800	108
	Quanex Building Products Corp.	6,600	106
*	K-Tron International Inc.	700	104
*	Altra Holdings Inc.	9,400	104
*	Marten Transport Ltd.	5,600	99
*	Rush Enterprises Inc. Class A	7,970	91
	TAL International Group Inc.	5,100	72
*	LMI Aerospace Inc.	2,980	38
	Tennant Co.	1,500	36
	Lindsay Corp.	600	24
			1,199,652
Information Technology (24.9%)
*,^ Alliance Data Systems Corp.		1,140,556	67,817
*	ON Semiconductor Corp.	7,747,710	55,861
*	TiVo Inc.	4,398,560	39,675
*	Teradyne Inc.	4,196,280	39,193
*	Euronet Worldwide Inc.	1,898,174	38,761
*	Informatica Corp.	1,633,807	38,705
*	Concur Technologies Inc.	844,617	33,489
*	PMC - Sierra Inc.	4,187,810	33,293
*	Hewitt Associates Inc. Class A	811,290	32,030
*	Sybase Inc.	781,886	31,799
*	Verigy Ltd.	2,827,220	30,647
*	Polycom Inc.	1,348,648	30,250
	Factset Research Systems Inc.	478,700	30,158
*	F5 Networks Inc.	607,049	30,006
*	NICE Systems Ltd. ADR	1,016,389	29,587
*	Sapient Corp.	3,776,922	29,271
*	Parametric Technology Corp.	1,691,798	28,016
*	MICROS Systems Inc.	977,576	27,939

* Microsemi Corp.	1,836,500	27,437
* FEI Co.	1,242,482	25,844
* Ariba Inc.	1,958,785	24,661
* Rovi Corp.	791,714	22,857
Maxim Integrated Products Inc.	1,287,400	22,504
* VeriFone Holdings Inc.	1,258,940	22,397
* j2 Global Communications Inc.	1,059,397	21,760
* Salesforce.com Inc.	339,340	21,565
* Red Hat Inc.	761,393	20,725
* Atheros Communications Inc.	639,521	20,509
* Ingram Micro Inc.	1,208,713	20,427
* Sourcefire Inc.	978,350	20,399
* WebMD Health Corp.	512,991	19,996
Intersil Corp. Class A	1,456,700	19,622
* Blue Coat Systems Inc.	790,715	19,491
* Progress Software Corp.	673,573	18,948
* Atmel Corp.	4,042,160	18,756
Plantronics Inc.	701,477	18,533
* Skyworks Solutions Inc.	1,445,657	18,345
* QLogic Corp.	1,065,785	18,321
* Nuance Communications Inc.	1,207,520	18,137
* Celestica Inc.	1,811,000	17,820
* Littelfuse Inc.	583,350	17,536
* Cybersource Corp.	934,800	16,901
ADTRAN Inc.	789,060	16,728
* Silicon Laboratories Inc.	385,945	16,302
* SuccessFactors Inc.	999,130	16,286
Jabil Circuit Inc.	1,117,180	16,177
* Synopsys Inc.	759,628	16,157
* Netlogic Microsystems Inc.	374,309	15,332
* Cymer Inc.	488,440	15,322
Syntel Inc.	441,657	14,849
* MKS Instruments Inc.	889,200	14,761
* Netezza Corp.	1,561,270	14,192
* S1 Corp.	2,353,880	14,076
* Ciena Corp.	1,083,900	13,820
* Riverbed Technology Inc.	606,810	13,605
Global Payments Inc.	299,695	13,336
* Mantech International Corp. Class A	270,911	12,979
* Cognizant Technology Solutions Corp. Class A	292,792	12,783
* Tellabs Inc.	1,879,080	12,082
* Acme Packet Inc.	1,152,828	11,932
* Avnet Inc.	447,852	11,841
* Cypress Semiconductor Corp.	1,177,064	11,830
* Varian Semiconductor Equipment Associates Inc.	385,930	11,319
* Gartner Inc.	513,499	10,989
Altera Corp.	510,250	10,879
* Art Technology Group Inc.	2,384,961	10,685
* CommVault Systems Inc.	499,950	10,594
* Hittite Microwave Corp.	280,850	10,442
* GSI Commerce Inc.	442,239	10,065
* Fairchild Semiconductor International Inc. Class A	1,112,171	9,987
* Stratasys Inc.	422,910	9,727
* Cabot Microelectronics Corp.	276,100	9,705
* Shanda Interactive Entertainment Ltd. ADR	206,200	9,529
* Compellent Technologies Inc.	471,120	9,366
* Trimble Navigation Ltd.	393,510	9,007
* Equinix Inc.	92,445	8,896

* Brocade Communications Systems Inc.	1,292,917	8,882
* Avago Technologies Ltd.	509,975	8,863
* NetApp Inc.	300,148	8,743
Amphenol Corp. Class A	219,068	8,728
* Lexmark International Inc. Class A	334,596	8,629
* Marvell Technology Group Ltd.	493,575	8,603
* Websense Inc.	463,900	8,596
* DST Systems Inc.	187,900	8,518
* Arris Group Inc.	843,231	8,466
* Arrow Electronics Inc.	322,200	8,464
Power Integrations Inc.	268,160	8,369
* Aruba Networks Inc.	791,889	8,228
Pegasystems Inc.	241,749	8,038
* Cogent Inc.	758,572	7,836
* Digital River Inc.	304,170	7,644
* Aviat Networks Inc.	1,030,335	7,408
Broadridge Financial Solutions Inc.	336,500	7,309
* BMC Software Inc.	188,692	7,291
Solera Holdings Inc.	219,677	7,274
* Applied Micro Circuits Corp.	966,545	7,085
* PROS Holdings Inc.	881,900	7,011
* Lawson Software Inc.	1,105,137	6,697
* ATMI Inc.	387,145	6,496
* EPIQ Systems Inc.	542,450	6,482
* VistaPrint NV	114,758	6,428
Earthlink Inc.	785,450	6,370
* Emulex Corp.	556,249	6,252
* TIBCO Software Inc.	683,638	6,125
* Diodes Inc.	343,875	5,736
* Cree Inc.	102,099	5,708
Fair Isaac Corp.	259,000	5,680
* RF Micro Devices Inc.	1,469,990	5,659
* SkillSoft PLC ADR	578,925	5,645
* Oclaro Inc.	3,412,890	5,631
* Compuware Corp.	705,962	5,358
* Sohu.com Inc.	106,400	5,357
* Ceva Inc.	446,154	5,305
* Novell Inc.	1,168,854	5,225
* DemandTec Inc.	866,090	5,145
* Blackboard Inc.	129,919	5,120
* Cirrus Logic Inc.	744,501	5,078
* TriQuint Semiconductor Inc.	829,370	4,976
* Multi-Fineline Electronix Inc.	203,886	4,867
* AsiaInfo Holdings Inc.	199,100	4,758
* VanceInfo Technologies Inc. ADR	293,846	4,710
* McAfee Inc.	117,360	4,424
* LivePerson Inc.	692,713	4,392
* Brightpoint Inc.	741,269	4,329
Jack Henry & Associates Inc.	196,300	4,311
* Constant Contact Inc.	244,000	4,304
* Tekelec	285,454	4,276
* TeleTech Holdings Inc.	206,826	3,938
* ACI Worldwide Inc.	240,250	3,846
* Actuate Corp.	769,763	3,841
* Quest Software Inc.	221,527	3,815
* OSI Systems Inc.	143,900	3,809
* CSG Systems International Inc.	195,580	3,796
* Scansource Inc.	132,659	3,749

*	Electronic Arts Inc.	224,900	3,661
*	JDA Software Group Inc.	131,606	3,449
*	Bottomline Technologies Inc.	198,646	3,437
*	Mellanox Technologies Ltd.	177,750	3,265
	Sycamore Networks Inc.	167,730	3,252
*	Genpact Ltd.	222,659	3,088
*	Wright Express Corp.	103,984	3,053
*	3Com Corp.	407,483	3,036
*	Radiant Systems Inc.	254,700	2,942
*	Netgear Inc.	139,500	2,879
	iGate Corp.	279,499	2,823
*	Oplink Communications Inc.	189,048	2,807
*	CACI International Inc. Class A	55,679	2,671
*,^ Synaptics Inc.		101,971	2,581
*	AuthenTec Inc.	969,790	2,483
*,^ Palm Inc.		238,200	2,475
*	Smith Micro Software Inc.	311,421	2,414
*	SYNNEX Corp.	89,514	2,369
*	Convergys Corp.	218,790	2,341
*	Insight Enterprises Inc.	201,699	2,322
*	DealerTrack Holdings Inc.	129,000	2,318
*	Silicon Motion Technology Corp. ADR	713,500	2,255
*	Quantum Corp.	876,600	2,244
*	Manhattan Associates Inc.	104,410	2,189
*	LSI Corp.	429,960	2,146
*,^ STEC Inc.		147,221	2,064
*,^ China Security & Surveillance Technology Inc.		283,950	2,053
*	Anixter International Inc.	48,300	2,013
*	Tessera Technologies Inc.	116,771	2,005
*	MIPS Technologies Inc. Class A	497,275	1,919
*	Advanced Micro Devices Inc.	254,100	1,896
*	Zoran Corp.	171,960	1,886
*	Advent Software Inc.	49,702	1,876
*	Mercury Computer Systems Inc.	151,829	1,813
*	Unisys Corp.	62,530	1,806
*	TNS Inc.	77,800	1,782
*	Integrated Device Technology Inc.	306,600	1,738
*	Super Micro Computer Inc.	136,439	1,688
*	Acxiom Corp.	108,683	1,672
*	Ulticom Inc.	166,780	1,601
*	Kopin Corp.	385,612	1,585
*	SonicWALL Inc.	206,187	1,571
*	Global Cash Access Holdings Inc.	176,738	1,432
*	Checkpoint Systems Inc.	87,486	1,403
*	Net 1 UEPS Technologies Inc.	78,229	1,399
*	Cray Inc.	290,747	1,372
*	CPI International Inc.	119,420	1,338
*	Netscout Systems Inc.	92,755	1,302
*	EMS Technologies Inc.	100,701	1,291
*	Kulicke & Soffa Industries Inc.	248,613	1,146
*	NCI Inc. Class A	36,786	1,096
*	Entropic Communications Inc.	307,800	1,074
*	InterDigital Inc.	43,100	1,068
*	Seachange International Inc.	162,323	1,050
*	Internet Gold-Golden Lines Ltd.	46,546	1,038
*	Interactive Intelligence Inc.	58,716	1,016
*	Volterra Semiconductor Corp.	48,200	939
*	Saba Software Inc.	187,776	909

*	Digi International Inc.	89,900	863
*	Stamps.com Inc.	94,176	833
*	Loral Space & Communications Inc.	29,122	829
	QAD Inc.	142,949	783
*	Dynamics Research Corp.	69,597	781
*	Anaren Inc.	60,802	780
	Opnet Technologies Inc.	65,322	768
*	Integrated Silicon Solution Inc.	127,224	734
*	Online Resources Corp.	141,734	685
	AVX Corp.	57,428	682
*	Radisys Corp.	90,312	678
*	Mentor Graphics Corp.	82,300	660
	Keynote Systems Inc.	67,100	649
*	ValueClick Inc.	67,600	625
*	Amkor Technology Inc.	108,570	618
*	Computer Task Group Inc.	85,106	600
*	Travelzoo Inc.	51,700	555
*	Image Sensing Systems Inc.	38,500	527
*	Veeco Instruments Inc.	16,419	522
*	Vishay Intertechnology Inc.	68,000	513
*	Datalink Corp.	97,063	445
*	Monolithic Power Systems Inc.	20,800	429
	CTS Corp.	50,620	385
*	Maxwell Technologies Inc.	24,700	361
	Blackbaud Inc.	15,300	341
*	Harmonic Inc.	55,271	336
*	SolarWinds Inc.	16,742	325
	NIC Inc.	37,700	320
*	Sigma Designs Inc.	28,620	318
*	Pervasive Software Inc.	61,092	313
*	MercadoLibre Inc.	7,100	270
*	Pixelworks Inc.	89,747	267
*	PC Mall Inc.	43,650	223
*	Intermec Inc.	15,115	201
*	DSP Group Inc.	28,483	196
*	ModusLink Global Solutions Inc.	19,300	196
*	Ultratech Inc.	13,753	188
*	White Electronic Designs Corp.	34,951	175
*	Actel Corp.	15,394	170
*	GTSI Corp.	30,626	167
*	Evolving Systems Inc.	24,042	151
*	IntriCon Corp.	42,647	128
*	Fortinet Inc.	7,400	128
	Micrel Inc.	17,000	127
*	Virtusa Corp.	14,162	126
*	INX Inc.	20,568	118
*	Ebix Inc.	7,800	113
*	DTS Inc.	3,600	102
*	Symmetricom Inc.	19,920	102
*	IXYS Corp.	11,429	80
*,^ Rosetta Stone Inc.		4,100	73
*	StarTek Inc.	8,600	64
*	Tech Data Corp.	1,500	61
	Keithley Instruments Inc.	7,200	39
*	Exar Corp.	4,100	29
*	MakeMusic Inc.	6,790	28
*	SRA International Inc. Class A	1,530	26
*	ePlus Inc.	1,140	18

*	NVE Corp.	300	13
*	Interphase Corp.	1,900	5
*	PC-Tel Inc.	162	1
			2,062,375
Materials (5.2%)
	Sensient Technologies Corp.	1,658,900	43,048
	Albemarle Corp.	1,021,170	36,476
*	Solutia Inc.	1,969,983	27,087
	Silgan Holdings Inc.	506,900	26,283
	Lubrizol Corp.	353,413	26,043
	Steel Dynamics Inc.	1,304,169	19,797
	Aptargroup Inc.	555,620	19,713
	Nalco Holding Co.	694,575	16,378
	Cytec Industries Inc.	424,400	15,834
	International Flavors & Fragrances Inc.	392,668	15,616
*	Titanium Metals Corp.	1,098,923	12,781
	Eagle Materials Inc.	554,300	12,644
	Olin Corp.	727,200	11,999
	Greif Inc. Class A	242,750	11,739
*	OM Group Inc.	347,200	11,326
	Airgas Inc.	252,520	10,672
*	Fronteer Development Group Inc.	2,661,795	10,621
	NewMarket Corp.	109,562	9,885
	Arch Chemicals Inc.	337,666	9,441
	Ashland Inc.	214,890	8,684
	Scotts Miracle-Gro Co. Class A	207,198	8,226
	RPM International Inc.	392,373	7,337
	Ball Corp.	126,000	6,400
	Stepan Co.	102,142	5,973
	Schnitzer Steel Industries Inc.	136,700	5,536
	Walter Energy Inc.	77,766	5,049
*	Pactiv Corp.	221,370	4,992
*	LSB Industries Inc.	323,600	4,255
	Rock-Tenn Co. Class A	76,537	3,267
*	Clearwater Paper Corp.	56,849	2,782
*	Buckeye Technologies Inc.	241,200	2,759
*	Crown Holdings Inc.	111,833	2,663
	Worthington Industries Inc.	131,200	1,898
*	Bway Holding Co.	104,577	1,784
*	Boise Inc.	320,263	1,653
*	Omnova Solutions Inc.	249,234	1,411
*	PolyOne Corp.	184,600	1,375
*	Brush Engineered Materials Inc.	67,780	1,218
	Schweitzer-Mauduit International Inc.	14,500	1,091
*	WR Grace & Co.	41,300	986
	Terra Industries Inc.	20,500	648
*	AEP Industries Inc.	14,639	511
	Koppers Holdings Inc.	18,236	509
*,^ General Steel Holdings Inc.		75,100	288
	Wausau Paper Corp.	27,849	246
	KMG Chemicals Inc.	16,975	233
*	Domtar Corp.	2,360	115
	Balchem Corp.	3,150	61
			429,333
Telecommunication Services (1.0%)
*	SBA Communications Corp. Class A	586,715	19,414
*	NeuStar Inc. Class A	686,933	15,429

* Cogent Communications Group Inc.			1,248,000	13,628
* Syniverse Holdings Inc.			518,700	8,719
* Clearwire Corp. Class A			1,342,310	8,712
NTELOS Holdings Corp.			196,800	3,198
* Premiere Global Services Inc.			383,498	3,099
USA Mobility Inc.			196,284	2,039
Consolidated Communications Holdings Inc.			94,900	1,626
* General Communication Inc. Class A			221,465	1,313
* Neutral Tandem Inc.			66,950	1,035
* Clearwire Corp. Rights Exp. 06/21/2010			1,149,010	517
HickoryTech Corp.			45,380	386
* PAETEC Holding Corp.			111,200	353
* Cincinnati Bell Inc.			95,000	276
Frontier Communications Corp.			29,600	225
* tw telecom inc Class A			8,200	126
				80,095
Utilities (1.0%)
CenterPoint Energy Inc.			2,083,190	29,061
ITC Holdings Corp.			389,500	20,924
UGI Corp.			687,600	16,853
Ormat Technologies Inc.			209,480	7,210
DPL Inc.			196,000	5,261
New Jersey Resources Corp.			50,019	1,825
Integrys Energy Group Inc.			28,300	1,184
				82,318
Total Common Stocks (Cost $7,281,774)				8,060,167
	Coupon
Temporary Cash Investments (3.9%)[1]
Money Market Fund (3.5%)
[3,4] Vanguard Market Liquidity Fund	0.175%		287,023,000	287,023

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.2%)
Deutsche Bank Securities, Inc.
(Dated 1/29/10, Repurchase Value
$15,300,000, collateralized by Federal
National Mortgage Assn. 7.000%, 7/1/37)	0.120%	2/1/10	15,300	15,300

U.S. Government and Agency Obligations (0.2%)
[5,6] Federal Home Loan Bank Discount Notes	0.275%	2/19/10	17,300	17,299
Total Temporary Cash Investments (Cost $319,620)				319,622
Total Investments (101.3%) (Cost $7,601,394)				8,379,789
Other Assets and Liabilities-Net (-1.3%)[4]				(105,378)
Net Assets (100%)				8,274,411

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $56,770,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 3.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $61,662,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $17,299,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Explorer Fund

At January 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P MidCap 400 Index	March 2010	62	21,740	(308)
E-mini NASDAQ 100 Index	March 2010	567	19,723	(780)
E-mini Russell 2000 Index	March 2010	249	14,965	(136)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,008,410	51,757	—
Temporary Cash Investments	287,023	32,599	—
Futures Contracts—Assets[1]	234	—	—
Futures Contracts—Liabilities[1]	(1,112)	—	—
Total	8,294,555	84,356	—
1 Represents variation margin on the last day of the reporting period.

E. At January 31, 2010, the cost of investment securities for tax purposes was $7,601,394,000. Net unrealized appreciation of investment securities for tax purposes was $778,395,000, consisting of unrealized gains of $1,279,083,000 on securities that had risen in value since their purchase and $500,688,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 26, 2010
VANGUARD EXPLORER FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 26, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.